U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1. Name and address of issuer: Bull & Bear Funds II, Inc., 11 Hanover Square, New York, NY 10005

2.       Name of each series or class of funds for which this notice is filed:
         Bull & Bear Dollar Reserves

3.       Investment Company Act File Number: 811-2474

         Securities Act File Number:  2-57953

4.       Last day of fiscal year for which this notice is filed: June 30, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable: N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None.

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: None.

9. Number and aggregate sales price of securities sold during the fiscal year: 69,787,027 shares (including shares issued in connection with dividend reinvestment) at an aggregate sale price of $69,787,027

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: 69,787,027 shares (including shares issued in connection with dividend reinvestment) at an aggregate sale price of $69,787,027

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable: N/A

12.      Calculation of registration fee:

               Aggregate sale price of securities sold:         $69,787,027
               Less cost of shares redeemed or repurchased:     (69,347,830)
               Net aggregate price:                                 439,197
               Divisor:                                             3300
               Fee due:                                                $134.00

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures: [ ]

         Date of wire transfer of filing fees to the Commission's lockbox depository: August 22, 1997


                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                 By: /s/ Joseph Leung, Chief Accounting Officer
                                  Joseph Leung

Date:  August 28, 1997

                                 August 28, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Dear Sir or Madam:

         Bull & Bear Funds II, Inc. ("Company") is a corporation duly incorporated and existing under the laws of the State of Maryland. The Company is filing herewith a Rule 24f-2 Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended ("1940 Act") for the purpose of making definite the number of shares of capital stock which it has registered thereunder and under the Securities Act of 1933, as amended ("1933 Act") and which it sold in reliance on Rule 24f-2 during its fiscal year ended June 30, 1997.

         I have, as the Company's General Counsel, examined copies either certified or otherwise proved to be genuine, of the Company's Articles of Incorporation and By-Laws, as now in effect and other documents relating to its organization and operation. Based upon the foregoing, it is my opinion that the shares of capital stock of the Company sold in reliance upon registration under Rule 24f-2 during the Company's fiscal year ended June 30, 1997, the registration of which will be made definite by the filing of the accompanying Rule 24f- 2 Notice, were legally issued, fully paid and non-assessable. I express no opinion as to compliance with the 1933 Act, the 1940 Act or applicable state securities laws in connection with the sales of shares of capital stock of the Company.


                                                 Sincerely,
                                                 /s/Thomas B. Winmill
                                                    Thomas B. Winmill,
                                                    General Counsel